UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 11/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2016 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.16%

Beverages - 2.97%
625	Constellation Brands, Inc.	94,463
1,075	Dr. Pepper Snapple Group, Inc.	93,245
870	PepsiCo, Inc.	87,087
		274,795
Business Services - 3.08%
3,685	Visa, Inc. Class A	284,924

Cigarettes - 1.54%
2,220	Altria Group, Inc.	141,925

Computer Storage Devices - 0.29%
420	Western Digital Corp.	26,737

Crude Petroleum & Natural Gas - 1.98%
970	Diamondback Energy, Inc. *	104,614
1,620	Devon Energy Co.	78,295
		182,909
Cutlery, Handtools & General Hardware - 1.62%
1,265	Stanley Black and Decker, Inc.	150,067

Electric Services - 2.16%
2,145	DTE Energy Co.	199,678

Elctromedical & Electrotherapeutic - 2.19%
3,270	Masimo Corp. *	202,315

Electronic Computers - 2.14%
1,790	Apple Inc.	197,831

Fire, Marine & Casualty Insurance - 5.31%
1,775	Berkshire Hathaway Class B *	279,456
4,515	Allied World Assurance Company Holdings, AG	211,347
		490,803
Food and Kindred Products - 2.87%
3,245	The Kraft Heinz Co. *	264,954

Grain Mill Products - 0.97%
765	Ingredion	89,796

Hotel & Motels - 1.04%
3,360	MGM Mirage *	96,466

Household Appliances - 2.10%
4,000	Smith A O Corp.	194,520

Industrial Instruments for Measurement - 2.00%
3,220	MKS Instruments, Inc.	185,311

Life Insurance - 2.88%
3,770	Primerica, Inc.	266,539

Malt Beverages - 1.33%
1,250	Molson Coors Brewing Co.	122,537

Measuring & Controlling Devices, NEC - 1.24%
815	Thermo Fisher Scientific, Inc.	114,190

Meat Packing Plants - 0.97%
2,630	Hormel Foods Corp.	90,051

Men's & Boys Furnishings, Work Clothing, and Allied Garments - 2.18%
1,760	Cintas Corp.	201,696

Metal Mining - 1.12%
2,750	BHP Billiton Ltd. Sponsored ADR	103,235

Miscellaneous Chemical Products - 1.17%
1,000	WD-40 Company	107,900

Miscellaneous Metal Ores - 0.41%
2,500	Stillwater Mining Co. *	37,575

Miscellaneous Food Preparations & Kindred Products - 0.80%
810	McCormick & Company, Incorporated	73,872

National Commercial Banks - 2.50%
5,630	Bank of America Corp.	118,906
1,990	Citigroup, Inc.	112,216
		231,122
Natural Gas Distribution - 1.04%
1,600	ONE Gas, Inc.	96,016

Petroleum Refining - 3.34%
1,250	Exxon Mobil Corp.	109,125
875	Chevron Corp.	97,615
1,650	Valero Energy Corp.	101,574
		308,314
Pharmaceutical Preparations - 1.05%
1,220	Johnson & Johnson	135,786
1,580	Merck & Co Inc.	96,680
		232,466
Plastics Products, Nec - 1.63%
3,210	Newell Brands, Inc.	150,902

Poultry Slaughtering and Processing - 1.07%
1,230	Sanderson Farms, Inc.	99,199

Radio Telephone Communications- 1.07%
1,820	T-Mobile US, Inc. *	98,662

Radio & Tv Broadcasting & Communications - 1.81%
2,450	Qualcomm Inc.	166,918

Refrigeration & Service Industry Machine - 0.83%
560	Middleby Corp. *	76,709

Retail-Auto & Home Supply Stores - 0.85%
100	Autozone, Inc. *	78,318

Retail Stores - 3.29%
405	Amazon.com, Inc. *	303,981

Savings Institution, Federally Charted - 0.33%
1,295	Bofi Holding, Inc. *	30,601

Semiconductors & Related Devices - 4.65%
3,550	Finisar Corp. *	117,966
630	Acacia Communications, Inc. *	43,634
1,380	NVIDA Corporation	127,236
3,980	Amkor Technology, Inc. *	47,044
1,700	Cirrus Logic Inc. *	93,500
		429,380
Services-Business Services, NEC - 8.24%
2,905	MasterCard, Inc.	296,891
130	The Priceline Group, Inc. *	195,478
4,500	PayPal Holdings, Inc. *	176,760
870	Stamps.com, Inc. *	92,394
		761,523
Services-Commercial Physical & Biological - 2.24%
2,290	INC Research Holdings, Inc. *	113,355
920	Incyte Genomics, Inc. *	94,107
		207,462
Services-Computer Integrated Systems - 2.50%
2,800	Science Applications International Corp.	231,196

Services-Computer Programming, Data Processing, Etc - 6.05%
370	Alphabet, Inc. *	287,076
2,300	Facebook, Inc. *	272,366
		559,442
Services-Medical Services - 5.90%
1,625	Aetna Inc.	212,615
1,385	Laboratory Corp. of America Holdings *	174,302
1,000	United Health Group, Inc.	158,320
		545,237
Services-Miscellaneous Business Services - 2.07%
4,260	Johnson Controls International Plc *	191,615

Services-Prepackaged Software - 4.05%
3,185	Microsoft Corp.	191,928
945	Logmein, Inc.	95,303
1,765	Take-Two Interactive Software, Inc. *	86,891
		374,122
Services-Video Tape Rental - 1.72%
1,360	Netflix, Inc. *	159,120

Ship & Boat Building & Repairing - 1.92%
1,010	General Dynamics Corp.	177,104

Telephone Communications - 1.05%
2,515	AT&T, Inc.	97,154

Water Supply- 1.04%
1,330	American Water Works Company, Inc.	96,385

TOTAL FOR COMMON STOCKS (Cost 9,087,598) - 100.16%		$ 9,258,337

MONEY MARKET FUND - 0.00%
84	First American Funds	$ 84

TOTAL FOR MONEY MARKET FUND (Cost 84) - 0.00%		$ 84

TOTAL INVESTMENTS (Cost $9,087,682) - 100.16% ***		$ 9,258,421

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17%)		(15,260)

NET ASSETS - 100.00%		$ 9,243,161

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2016.

*** At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,087,682 amounted to $612,927, which consisted of aggregate gross unrealized appreciation of $823,901 and aggregate gross unrealized depreciation of $210,974.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,087,682 amounted to $612,927, which consisted of aggregate gross unrealized appreciation of $823,901 and aggregate gross unrealized depreciation of $210,974.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,258,337	$0	$0	$9,258,337
Money Market	$84	$0	$0	$84
Total	$9,258,421	$0	$0	$9,258,421

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/30/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/30/2017